Risk/Return Detail Data - FidelityLeveragedCompanyStockFund-AMCIZPRO	Oct. 04, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Leveraged Company Stock Fund /Fidelity Advisor® Leveraged Company Stock Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Leveraged Company Stock Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate	50.00%
Expenses Deferred Charges [Text Block]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Leveraged Company Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, an additional index, and a hypothetical composite of market indexes over various periods of time. The additional index and hypothetical composite of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Leveraged Company Stock Fund, a class of shares of Fidelity® Leveraged Company Stock Fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® Leveraged Company Stock Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, an additional index, and a hypothetical composite of market indexes over various periods of time.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Fidelity® Leveraged Company Stock Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Leveraged Company Stock Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Leveraged Company Stock Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	16.32%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	30.63%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(30.43%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.62%
1 year	$ 63
3 years	199
5 years	346
10 years	774
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.74%
1 year	$ 76
3 years	237
5 years	411
10 years	918
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.99%
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
1 Year	670
3 Years	872
5 Years	1,091
10 Years	$ 1,718
2014	5.59%
2015	(6.05%)
2016	7.26%
2017	21.02%
2018	(16.42%)
2019	35.60%
2020	26.74%
2021	26.16%
2022	(23.14%)
2023	26.11%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.24%
1 year	$ 472
3 years	730
5 years	1,007
10 years	1,797
1 Year	472
3 Years	730
5 Years	1,007
10 Years	$ 1,797
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.74%
Expenses Deferred Charges [Text Block]	B On Class C shares redeemed less than one year after purchase.
1 year	$ 277
3 years	548
5 years	944
10 years	1,853
1 Year	177
3 Years	548
5 Years	944
10 Years	$ 1,853
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	26.11%
Past 5 years	16.01%
Past 10 years	8.50%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	22.62%
Past 5 years	14.06%
Past 10 years	5.97%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	17.71%
Past 5 years	12.81%
Past 10 years	6.23%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | RS006
Risk/Return:
Label	Russell Midcap® Index
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | IXXVV
Risk/Return:
Label	Fidelity U.S. Leveraged Stock Linked Index℠
Past 1 year	19.83%
Past 5 years	11.85%
Past 10 years	5.32%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	A Based on estimated amounts for the current fiscal year.
[2]
A       Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[3]	B On Class C shares redeemed less than one year after purchase.